CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 72.6%
Aerospace & Defense: 1.2%
2,070	L3Harris Technologies, Inc.	$391,271

Airlines: 1.0%
7,155	Southwest Airlines Co.	333,495

Auto Manufacturers: 1.0%
1,487	Cummins, Inc.	337,698

Banks: 1.5%
16,235	Bank of America Corp.	492,083

Building Materials: 1.0%
6,305	Masco Corp.	346,334

Chemicals: 1.0%
454	The Sherwin-Williams Co.	333,649

Commercial Services: 3.3%
1,673	Global Payments, Inc.	360,398
1,247	Moody's Corp.	361,929
10,114	The Rent-A-Center, Inc.	387,265
		1,109,592
Computers: 4.2%
7,404	Apple, Inc.	982,437
4,144	Logitech International SA	402,755
		1,385,192
Cosmetics & Personal Care: 1.1%
4,218	Colgate-Palmolive Co.	360,681

Diversified Financial Services: 5.8%
3,173	American Express Co.	383,647
985	Credit Acceptance Corp. [1]	340,948
3,349	LPL Financial Holdings, Inc.	349,033
2,389	Mastercard, Inc. - Class A	852,730
		1,926,358
Healthcare-Products: 2.0%
4,248	Hologic, Inc. [1]	309,382
687	IDEXX Laboratories, Inc. [1]	343,410
		652,792
Healthcare-Services: 1.1%
1,024	UnitedHealth Group, Inc.	359,096

Insurance: 1.2%
3,503	The Allstate Corp.	385,085

Internet: 9.6%
1,363	Alibaba Group Holding, Ltd. - ADR [1]	317,211
430	Alphabet, Inc. - Class A [1]	753,635
307	Amazon.com, Inc. [1]	999,878
189	Booking Holdings, Inc. [1]	420,954
1,177	Facebook, Inc. - Class A [1]	321,509
701	Netflix, Inc. [1]	379,052
		3,192,239
Lodging: 2.5%
6,578	Las Vegas Sands Corp.	392,049
3,288	Marriott International, Inc.	433,753
		825,802
Media: 1.3%
8,162	Comcast Corp. - Class A	427,689

Oil & Gas: 1.2%
9,939	Exxon Mobil Corp.	409,686

Packaging & Containers: 1.0%
6,145	Berry Global Group, Inc. [1]	345,287

Pharmaceuticals: 7.5%
3,673	AbbVie, Inc.	393,562
1,521	Cigna Corp.	316,642
4,451	CVS Health Corp.	304,003
2,645	Jazz Pharmaceuticals PLC [1]	436,557
2,755	Neurocrine Biosciences, Inc. [1]	264,067
13,201	Pfizer, Inc.	485,929
1,849	Zoetis, Inc.	306,009
		2,506,769
Retail: 8.0%
7,719	Big Lots, Inc.	331,377
1,713	Dollar General Corp.	360,244
812	Domino's Pizza, Inc.	311,369
1,210	The Home Depot, Inc.	321,400
2,087	Lowe's Companies, Inc.	334,984
1,904	Target Corp.	336,113
1,200	Ulta Beauty, Inc. [1]	344,592
2,218	Walmart, Inc.	319,725
		2,659,804
Semiconductors: 1.9%
3,663	Applied Materials, Inc.	316,117
6,485	Intel Corp.	323,083
		639,200
Software: 11.2%
784	Adobe, Inc. [1]	392,094
2,914	Fiserv, Inc. [1]	331,788
1,115	Intuit, Inc.	423,533
6,728	Microsoft Corp.	1,496,442
1,462	salesforce.com, Inc. [1]	325,339
5,015	SS&C Technologies Holdings, Inc.	364,841
1,596	Workday, Inc. - Class A [1]	382,417
		3,716,454
Telecommunications: 1.0%
2,508	T-Mobile US, Inc. [1]	338,204

Transportation: 2.0%
1,237	FedEx Corp.	321,150
1,989	United Parcel Service, Inc. - Class B	334,947
		656,097
TOTAL COMMON STOCKS
(Cost $20,157,839)		24,130,557

INVESTMENT COMPANIES: 19.3%
36,994	iShares 1-3 Year Treasury Bond ETF	3,195,542
63,410	JPMorgan Ultra-Short Income ETF	3,220,594
TOTAL INVESTMENT COMPANIES
(Cost $6,364,930)		6,416,136

SHORT-TERM INVESTMENTS: 8.4%
2,785,118	First American Government Obligations Fund - Class X, 0.040% [2]	2,785,118
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,785,118)		2,785,118

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $29,307,887)		33,331,811
Liabilities in Excess of Other Assets: (0.3)%		(96,518)
TOTAL NET ASSETS: 100.0%		$33,235,293

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2020.

CAN SLIM® TACTICAL GROWTH FUND
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The CAN SLIM® Tactical Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,130,557	$–	$–	$24,130,557
Investment Companies	6,416,136	–	–	6,416,136
Short-Term Investments	2,785,118	–	–	2,785,118
Total Investments in Securities	$33,331,811	$–	$–	$33,331,811